Note 9 - Loans Payable - Loans Payable (Details) (Parentheticals) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Loan Payable to Global Holdings International, LLC [Member]
Interest Rate	15.00%	15.00%	15.00%
Maturity Date	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2016
Short-term Mortgage Payable to ARG & Pals, Inc. [Member]
Interest Rate	22.00%	22.00%	22.00%
Maturity Date	Nov. 21, 2018	Nov. 21, 2018	Nov. 21, 2018
Original Amount	$ 385,000	$ 385,000	$ 385,000
Short-term Loan Payable to an Individual [Member]
Maturity Date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Share Interest (in shares)	2,000	2,000	2,000
Second Short-term Loan Payable to an Individual [Member]
Maturity Date	Jan. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Share Interest (in shares)	4,000	4,000	4,000